                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-5447
                                    --------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      4500 MAIN STREET, KANSAS CITY, MISSOURI                     64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:         06-30
                            ----------------------------------------------------

Date of reporting period:        03-31-2007
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL CORE EQUITY FUND
MARCH 31, 2007

[american century investments logo and text logo]

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
AUSTRALIA - 7.0%
             5,400  Australia & New Zealand
                    Banking Group Ltd.                             $     129,803
               100  CSL Ltd.                                               6,667
             9,600  ING Industrial Fund                                   18,337
               600  Leighton Holdings Ltd.                                16,278
            13,700  Minara Resources Ltd.                                 81,941
            18,300  Perilya Ltd.                                          53,616
             4,100  Santos Ltd.                                           33,681
            14,000  Telstra Corp. Ltd.                                    51,394
             7,800  Zinifex Ltd.                                          99,618
                                                                 ---------------
                                                                         491,335
                                                                 ---------------
AUSTRIA - 0.7%
               200  Andritz AG                                            50,161
                                                                 ---------------
BELGIUM - 1.5%
             2,100  Fortis SA                                             95,891
               100  GIMV N.V.                                              6,424
                                                                 ---------------
                                                                         102,315
                                                                 ---------------
BERMUDA - 0.1%
               400  Jardine Matheson Holdings Ltd.                         8,440
                42  Ship Finance International Ltd.                        1,154
                                                                 ---------------
                                                                           9,594
                                                                 ---------------
DENMARK - 1.0%
               200  Carlsberg AS B Shares                                 21,759
               100  East Asiatic Co. Ltd. AS (The)                         4,803
               200  FLSmidth & Co. AS                                     13,550
               318  Novo Nordisk AS Cl B                                  29,010
                                                                 ---------------
                                                                          69,122
                                                                 ---------------
FINLAND - 1.5%
             2,300  Rautaruukki Oyj                                      107,174
                                                                 ---------------
FRANCE - 11.8%
               100  Air France-KLM                                         4,561
               500  Bail Investissement Fonciere                          46,076
             1,500  BNP Paribas                                          156,640
               400  Bonduelle S.C.A.                                      46,146
               232  Bongrain SA                                           21,764
               100  Camaieu                                               35,993
             2,640  Credit Agricole SA                                   102,920
               100  Plastic Omnium SA                                      4,922
             2,500  Rallye SA                                            162,269
               300  Societe Generale                                      51,834
             1,900  Suez SA                                              100,182
               300  Unibail Holding                                       90,903
                                                                 ---------------
                                                                         824,210
                                                                 ---------------

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
GERMANY - 8.5%
               800  Deutsche Bank AG                                     107,741
             1,100  Deutsche Lufthansa AG                                 29,867
             2,400  Deutz AG(1)                                           36,124
               500  Douglas Holding AG                                    29,349
               200  Infineon Technologies AG(1)                            3,112
               200  MAN AG                                                23,265
             3,100  ThyssenKrupp AG                                      153,353
             1,400  Volkswagon AG                                        210,349
                                                                 ---------------
                                                                         593,160
                                                                 ---------------
GREECE - 1.0%
             3,500  SIDENOR Steel Products
                    Manufacturing Co. SA                                  68,247
                                                                 ---------------
HONG KONG - 2.1%
            24,000  Hang Lung Group Ltd.                                  84,923
             2,000  Pacific Basin Shipping Ltd.                            1,715
             8,000  Vtech Holdings Ltd.                                   57,690
                                                                 ---------------
                                                                         144,328
                                                                 ---------------
IRELAND - 0.7%
             1,100  Bank of Ireland                                       23,726
             4,500  Glanbia plc                                           22,718
                                                                 ---------------
                                                                          46,444
                                                                 ---------------
ITALY - 4.6%
             2,900  Danieli & C. Officine
                    Meccaniche SpA                                        68,089
             3,800  Enel SpA                                              40,651
             5,300  ENI SpA                                              172,430
             1,700  Fiat SpA(1)                                           42,843
                                                                 ---------------
                                                                         324,013
                                                                 ---------------
JAPAN - 17.1%
               100  Alfresa Holdings Corp.                                 6,367
             3,000  Alpine Electronics Inc.                               53,993
             7,000  Brother Industries Ltd.                               94,844
             4,800  Capcom Co. Ltd.                                       68,947
             2,300  Daiichi Sankyo Co. Ltd.                               70,487
             1,300  Daiichikosho Co. Ltd.                                 14,733
               200  Eisai Co. Ltd.                                         9,593
             3,000  Fujitsu Ltd.                                          19,992
             2,000  Hisamitsu Pharmaceutical Co. Inc.                     59,086
            16,000  Itochu Corp.                                         158,649
            10,000  Kaken Pharmaceutical Co. Ltd.                         81,412
             1,000  Koa Corp.                                             14,695
             5,000  Kobe Steel Ltd.                                       20,162
             8,000  Mazda Motor Corp.                                     44,280
             1,000  Meiji Dairies Corp.                                    7,853
             1,000  Mitsumi Electric Co., Ltd.                            33,108
             1,000  Mochida Pharmaceutical Co. Ltd.                        9,627
             2,000  Nippon Steel Corp.                                    14,058
             1,000  Nippon Suisan Kaisha Ltd.                              6,545

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
                16  Nippon Telegraph &
                    Telephone Corp.                                       84,622
             1,430  Okinawa Electric
                    Power Co. Inc. (The)                                  89,348
            10,000  Pacific Metals Co. Ltd.                              139,650
             1,000  Tanabe Seiyaku Co. Ltd.                               13,608
             2,000  Tokyo Electric
                    Power Co. Inc. (The)                                  68,424
               100  Tokyo Electron Ltd.                                    6,995
                                                                 ---------------
                                                                       1,191,078
                                                                 ---------------
NETHERLANDS - 2.8%
             1,400  ABN AMRO Holding N.V.                                 60,244
             1,300  ASM International N.V.(1)                             28,908
             2,300  ING Groep N.V. CVA                                    97,221
               600  Koninklijke KPN N.V.                                   9,344
                                                                 ---------------
                                                                         195,717
                                                                 ---------------
NEW ZEALAND - 0.1%
             2,300  Telecom Corp. of
                    New Zealand Ltd.                                       7,771
                                                                 ---------------
NORWAY - 1.2%
               400  Frontline Ltd.                                        14,211
               400  Norsk Hydro ASA                                       13,257
             2,000  Petroleum Geo-Services ASA(1)                         52,224
               100  Sparebanken Nord-Norge                                 2,311
                                                                 ---------------
                                                                          82,003
                                                                 ---------------
PORTUGAL - 0.3%
               200  Banco BPI SA                                           1,736
               400  Banco Espirito Santo, SA                               7,634
               700  Semapa - Sociedade de
                    Investimento e Gestao SGPS, SA                        10,676
                                                                 ---------------
                                                                          20,046
                                                                 ---------------
SINGAPORE - 0.9%
            22,000  Neptune Orient Lines Ltd.                             46,978
               500  Singapore Petroleum Co. Ltd.                           1,595
             7,000  Wing Tai Holdings Ltd.                                14,671
                                                                 ---------------
                                                                          63,244
                                                                 ---------------
SPAIN - 4.8%
               600  Duro Felguera, SA                                      7,324
               900  Fomento de Construcciones y
                    Contratas SA                                          92,494
             2,100  Repsol YPF, SA                                        70,789
             7,600  Telefonica SA                                        167,478
                                                                 ---------------
                                                                         338,085
                                                                 ---------------
SWEDEN - 3.5%
             4,400  JM AB                                                151,511
             3,000  Peab AB                                               90,202
                                                                 ---------------
                                                                         241,713
                                                                 ---------------

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SWITZERLAND - 5.7%
               100  Actelion Ltd.(1)                                      23,304
               500  Baloise Holding AG                                    52,038
                41  Banque Cantonale Vaudoise                             19,514
                44  Credit Suisse Group                                    3,157
               100  Galenica Holding AG                                   31,758
               200  Georg Fischer AG                                     144,802
               100  St. Galler Kantonalbank                               50,763
               300  Verwaltungs-und Privat-Bank AG                        73,553
                                                                 ---------------
                                                                         398,889
                                                                 ---------------
UNITED KINGDOM - 21.4%
             2,000  Alliance & Leicester plc                              44,622
               400  AstraZeneca plc                                       21,516
             8,900  Aviva plc                                            131,065
               800  Babcock International Group plc                        6,296
               500  Bradford & Bingley plc                                 4,469
            11,400  British Airways plc(1)                               109,004
             9,100  Britvic plc                                           59,709
            22,500  BT Group plc                                         134,463
             1,300  Burren Energy plc                                     20,436
             7,000  Dairy Crest Group plc                                 91,792
             2,700  De La Rue plc                                         37,982
             3,200  HBOS plc                                              65,917
             4,700  Investec plc                                          60,845
             7,200  Kesa Electricals plc                                  48,022
            46,100  Legal & General Group plc                            144,211
            11,000  Lloyds TSB Group plc                                 121,195
            22,100  Old Mutual plc                                        71,352
             4,000  Royal Bank of Scotland Group plc                     156,136
             2,400  Shanks Group plc                                      12,714
            12,600  TT electronics plc                                    59,372
             6,300  Wetherspoon (J.D.) plc                                93,085
                                                                 ---------------
                                                                       1,494,203
                                                                 ---------------
TOTAL COMMON STOCKS                                                    6,862,852
(Cost $6,302,219)                                                ---------------

PREFERRED STOCKS - 1.4%
GERMANY - 1.4%
             2,800  ProSiebenSat.1 Media AG                               98,836
                                                                 ---------------
(Cost $84,609)

TOTAL INVESTMENT SECURITIES - 99.7%                                    6,961,688
                                                                 ---------------
(Cost $6,386,828)

OTHER ASSETS AND LIABILITIES - 0.3%                                       19,985
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   6,981,673
                                                                 ===============

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 30.2%
Industrials                                                                13.6%
Consumer Discretionary                                                     11.9%
Materials                                                                  10.7%
Telecommunications Services                                                 6.4%
Consumer Staples                                                            6.4%
Information Technology                                                      5.6%
Energy                                                                      5.4%
Health Care                                                                 5.2%
Utilities                                                                   4.3%
Other Assets and Liabilities                                                0.3%

NOTES TO SCHEDULE OF INVESTMENTS
CVA = Certificaten Van Aandelen
(1) Non-income producing.

INTERNATIONAL CORE EQUITY - SCHEDULE OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $6,386,828
                                                                 ===============
Gross tax appreciation of investments                                $  697,383
Gross tax depreciation of investments                                  (122,523)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $  574,860
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:      /s/  Jonathan S. Thomas
         -------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    May 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         --------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    May 24, 2007

By:      /s/  Robert J. Leach
         ---------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    May 24, 2007